Taxes Payable (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Summary of Taxes Payable
At December 31, 2023 and December 31, 2022, taxes payable are comprised as follows:

(In thousands)	December 31, 2023		December 31, 2022
Taxes payable	R$	62,075	R$	5,350

Current	R$	9,709	R$	—
Non-current		52,366		5,350

Current	December 31, 2023		December 31, 2022
PIS and COFINS payable	R$	3,122	R$	—
Withholding income tax (IRRF)		4,838		—
Service tax (ISS) payable		1,668		—
Other taxes payable		81		—

Subtotal	R$	9,709	R$	—

Non-current	December 31, 2023		December 31, 2022
INSS on Severance pay (i)	R$	8,719	R$	—
ISS - PIS and COFINS basis (ii)		19,578		—
Deductibility - SEBRAE/INCRA and FNDE (iii)		19,604		—
Other		4,465		5,350

Subtotal(*)	R$	52,366	R$	5,350

Total taxes payable		62,075		5,350

Boa Vista Servios SA [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Summary of Taxes Payable
At August 7, 2023 and December 31, 2022, taxes payable are comprised as follows:

	August 7,	December 31,
	2023	2022
Taxes payable	50,812	64,609

	50,812	64,609

Current	5,381	24,355
Non-current	45,431	40,254

	August 7,	December 31,
Current	2023	2022
PIS and COFINS payable	2,741	4,669
Withholding income tax (IRRF)	2,565	17,957
Service tax (ISS) payable	1	1,644
Other taxes payable	74	85

Subtotal	5,381	24,355

	August 7,	December 31,
Non-current	2023	2022
INSS on Severance pay	7,843	6,550
ISS - PIS and COFINS basis	18,220	15,940
Deductibility - SEBRAE/INCRA and FNDE	19,368	17,764

Subtotal (*)	45,431	40,254

Total taxes payable	50,812	64,609

Summary of Changes in Deferred Tax Liability
Changes in tax liabilities subject to legal proceedings:

			PIS and
			COFINS payable
			on the
		ISS -PIS	remeasurement
	INSS on	and	of fair value of	Deductibility -
	Severance	COFINS	contingent	SEBRAE/INC
	pay	basis	consideration	RA and FNDE	Total
As of January 1, 2022	5,427	12,954	3,879	11,768	34,028
Principal additions	627	1,706	—	4,565	6,898
Interest additions	496	1,280	—	1,431	3,207
Reversal	—	—	(3,879)	—	(3,789)

As of December 31, 2022	6,550	15,940	—	17,764	40,254

Principal additions	215	965	—	380	1,560
Interest additions	1,078	1,315	—	1,224	3,617

As of August 7, 2023	7,843	18,220	—	19,368	45,431